Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments (Abstract)
Cash and cash equivalents - Carrying Amount	$ 144,297	$ 175,708		$ 276,637	$ 296,181
Restricted cash - Carrying Amount	16,192	5,984
Marketable securities - Carrying Amount	1,664	2,534	2,500
Investments - Carrying Amount	1,000	1,000
Debt at Carrying amount	1,442,427	1,515,663
Cash and cash equivalents - Fair Value	144,297	175,708
Restricted cash - Fair value	16,192	5,984
Marketable securities - Fair Value	1,664	2,534
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ 1,441,108	$ 1,512,651